MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
Marketable securities held by the Company are listed equity securities considered to be available-for-sale securities.

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis.

(in thousands of $)	2017	2016
Balance at start of the year	8,428	13,853
Shares acquired	46,100	—
Shares disposed of	(26,351)	—
Impairment loss	—	(7,233)
Unrealized gain (loss) recorded in other comprehensive income	1,326	1,808
Marketable securities reclassified as pledged to creditors	(10,272)	—
Total	19,231	8,428